Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.349%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,451,179.38

Principal:
Principal Collections	$15,270,384.49
Prepayments in Full	$7,772,016.73
Liquidation Proceeds	$215,896.29
Recoveries	$70,703.76
Sub Total	$23,329,001.27
Collections	$24,780,180.65

Purchase Amounts:
Purchase Amounts Related to Principal	$239,932.98
Purchase Amounts Related to Interest	$1,598.24
Sub Total	$241,531.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,021,711.87

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,021,711.87
Servicing Fee	$433,299.18	$433,299.18	$0.00	$0.00	$24,588,412.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,588,412.69
Interest - Class A-2a Notes	$3,368.49	$3,368.49	$0.00	$0.00	$24,585,044.20
Interest - Class A-2b Notes	$1,808.01	$1,808.01	$0.00	$0.00	$24,583,236.19
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$24,230,736.19
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,077,442.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,077,442.19
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,024,562.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,024,562.44
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$23,984,937.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,984,937.11
Regular Principal Payment	$21,811,080.81	$21,811,080.81	$0.00	$0.00	$2,173,856.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,173,856.30
Residual Released to Depositor	$0.00	$2,173,856.30	$0.00	$0.00	$0.00
Total		$25,021,711.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,811,080.81
Total					$21,811,080.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$4,254,931.76	$15.56	$3,368.49	$0.01	$4,258,300.25	$15.57
Class A-2b Notes	$1,556,302.77	$15.56	$1,808.01	$0.02	$1,558,110.78	$15.58
Class A-3 Notes	$15,999,846.28	$53.33	$352,500.00	$1.18	$16,352,346.28	$54.51
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$21,811,080.81	$20.73	$603,475.58	$0.57	$22,414,556.39	$21.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$4,254,931.76	0.0155630	$0.00	0.0000000
Class A-2b Notes	$1,556,302.77	0.0155630	$0.00	0.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$284,000,153.72	0.9466672
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$464,141,234.53	0.4411444	$442,330,153.72	0.4204140

Pool Information
Weighted Average APR	3.231%	3.219%
Weighted Average Remaining Term	40.35	39.52
Number of Receivables Outstanding	30,641	29,950
Pool Balance	$519,959,010.88	$496,241,525.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$487,361,575.38	$465,194,732.30
Pool Factor	0.4624654	0.4413704

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$7,443,622.89
Yield Supplement Overcollateralization Amount	$31,046,793.57
Targeted Overcollateralization Amount	$53,911,372.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,911,372.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$219,254.52
(Recoveries)		49	$70,703.76
Net Loss for Current Collection Period			$148,550.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3428%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5513%
Second Prior Collection Period			0.4483%
Prior Collection Period			0.6848%
Current Collection Period			0.3508%
Four Month Average (Current and Prior Three Collection Periods)			0.5088%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,912	$5,861,394.56
(Cumulative Recoveries)			$597,162.15
Cumulative Net Loss for All Collection Periods			$5,264,232.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4682%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,065.58
Average Net Loss for Receivables that have experienced a Realized Loss			$2,753.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	369	$7,701,028.10
61-90 Days Delinquent	0.21%	47	$1,021,673.86
91-120 Days Delinquent	0.07%	14	$324,543.82
Over 120 Days Delinquent	0.09%	21	$429,821.85
Total Delinquent Receivables	1.91%	451	$9,477,067.63

Repossession Inventory:
Repossessed in the Current Collection Period		33	$634,937.26
Total Repossessed Inventory		42	$823,437.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2238%
Prior Collection Period			0.2350%
Current Collection Period			0.2738%
Three Month Average			0.2442%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3579%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer